Aston Funds
Aston/Veredus Aggressive Growth Fund
Aston/Veredus Select Growth Fund
Class N Shares and Class I Shares
Supplement dated January 2, 2009
to the Class N and Class I Prospectuses dated February 29, 2008
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with each Prospectus.
     Effective January 2, 2009, the following information replaces the information about the portfolio management team of each of Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund (each a “Fund”) found on page 43 of the Class N Prospectus and page 34 of the Class I Prospectus:
Aston/Veredus Aggressive Growth Fund

Portfolio Manager	Investment Experience

B. Anthony Weber	Portfolio Manager since the Fund’s inception in 1998; President and Chief Investment Officer of Veredus Asset Management LLC (“Veredus”). He is responsible for the day-to-day management of the Fund. Mr. Weber was President and Senior Portfolio Manager of SMC Capital, Inc. from 1993-1998. He has 27 years of investment experience. He received a BA from Centre College of Kentucky.

Charles F. Mercer, Jr., CFA	Portfolio Manager of the Fund since January 2009; Vice President and Director of Research for Veredus since June 1998. Prior experience includes: research analyst at SMC Capital, Inc. from 1996 to 1998. Mr. Mercer has a BA from Vanderbilt University.

Michael E. Johnson, CFA	Portfolio Manager of the Fund since January 2009. Mr. Johnson joined Veredus in March of 2000 as a Research Analyst. In November 2003 he became the Director of Research. Prior employment includes Portfolio Manager at Stock Yards Bank and Trust from 1997 to 2000 as well as experience at Charles Schwab. He received a BS in Finance from Ball State University in 1990.

Aston/Veredus Select Growth Fund

Portfolio Manager	Investment Experience

B. Anthony Weber	Portfolio Manager of the Fund since September 21, 2002. Please see above.

Charles F. Mercer, Jr., CFA	Portfolio Manager of the Fund since the Fund’s inception in December 2001. Please see above.

Michael E. Johnson, CFA	Portfolio Manager of the Fund since January 2009. Please see above.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
For more information, please call Aston Funds: 800 992-8151
or visit our Web site at www.astonfunds.com
AST SUP Ver 1208